Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Future Minimum Lease Payments under Operating Leases
Future minimum lease payments under operating leases at December 31, 2017 are as follows:

(In thousands)
2018	$730
2019	859
2020	834
2021	1,123
2022	1,148
Thereafter	701

Total minimum lease payments	$5,395

Subsequent Event [Member]
Schedule of Future Minimum Lease Payments under Operating Leases	Annual minimum lease payments for the next five years are included in the table below:

(In thousands)
2018	$163
2019	202
2020	210
2021	219
2022	228
Thereafter	462

Total minimum lease payments	$1,484